Other current assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other current assets.
Prepayments	¥ 3,560	¥ 15,476
Trade receivables	4,475
Contract costs	8,742	9,360
Advances to employees	1,952	3,687
Deductible VAT and prepaid income tax	14,988	1,091
Other receivables due from third parties	3,006	2,092
Total	36,723	31,706
Capitalized costs recognized in profit or loss	¥ 12,980	¥ 13,052